CATHAY SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)

ASSETS
    Investments in securities and loans at fair value                          $       1,050,112,454
      (Cost $1,046,648,143)
    Cash                                                                                 230,734,867
    Receivables:
       Interest                                                                            8,274,483
       Due from servicer                                                                     350,499
    Prepaid expenses                                                                           1,250
                                                                              -----------------------
    Total assets                                                                       1,289,473,553
                                                                              -----------------------
LIABILITIES
    Total liabilities                                                                              -
                                                                              -----------------------
NET ASSETS                                                                     $       1,289,473,553
                                                                              =======================
NET ASSETS CONSIST OF:
    Paid-in-capital (Par value of $.001 per share; 30,000,000                  $              12,444
        authorized; 12,443,828 issued and outstanding))
    Additional paid-in-capital                                                         1,244,370,358
    Accumulated realized gain on investments                                                  11,729
    Undistributed net investment income                                                   41,614,711
    Net unrealized appreciation of investments                                             3,464,311
                                                                              -----------------------
                                                                               $       1,289,473,553
                                                                              =======================
    Net asset value per share                                                  $              103.62
                                                                              =======================

CATHAY SECURITIES FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX-MONTH ENDED JUNE 30, 2001
(Unaudited)

Net investment income:
    Interest income                                     $ 43,402,813
Expenses:
    Other service                                             97,053
    Management fees                                          300,000
    Custodian fees                                            60,000
    Director fees                                             11,060
    Insurance                                                  7,500
                                                       --------------
  Total expenses                                             475,613
                                                       --------------
Net investment income                                     42,927,200
Net realized and unrealized gain from investments:
    Net change in unrealized appreciation
    on investments                                         6,709,599
                                                       --------------
Net increase in net assets resulting from operations    $ 49,636,799
                                                       ==============

CATHAY SECURITIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH ENDED JUNE 30, 2001

Increase in net assets from operations:
Net investment income                                  $    41,614,711
Realized gain                                                   11,729
Net change in unrealized appreciation on investments         8,010,359
                                                      -----------------
Increase in net assets resulting from operations            49,636,799


Net increase in net assets                                  49,636,799

Net assets, beginning of period                          1,239,836,754
                                                      -----------------
Net assets, end of period                              $ 1,289,473,553
                                                      =================

CATHAY SECURITIES FUND, INC.
STATEMENT OF CASH FLOWS
FOR THE SIX-MONTH ENDED JUNE 30, 2001

Cash flows from operating activities:
    Net increase in net assets resulting from operations                                 $   49,636,799
    Adjustments to reconcile net income to net cash used in operating activities:

      Changes in operating assets and liabilities:
        Net change in unrealized appreciation on investments                                 (8,010,359)
        Gain on calls of securities                                                              11,729
        Proceeds from paydown of investments                                                411,522,448
        Investment purchased                                                               (310,746,660)
        Increase in accrued interest receivables                                              1,180,688
        Increase in due from servicer                                                         2,378,447
        Increase in prepaid expenses                                                              7,500
        Decrease in other liabilities                                                        (7,431,586)
        Decrease in unearned deferred fees                                                     (337,502)

                                                                                        ----------------
          Net cash provided by operating activities                                         138,211,504

Cash flows from financing activities:
       Dividend paid                                                                         (1,647,581)
                                                                                        ----------------
         Net cash used in financing activities                                               (1,647,581)

         Net increase in cash                                                               136,563,923

Cash, beginning of period                                                                    94,170,944
                                                                                        ----------------
Cash, end of period                                                                      $  230,734,867
                                                                                        ================

CATHAY SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS
FOR THE SIX-MONTH ENDED JUNE 30, 2001

Selected Share and Per Share Data:

Net asset value, beginning of period                                     $      99.63

Net investment income                                                            3.34
Net realized and unrealized gain on investments                                  0.65
                                                                         -------------
Increase in net asset value from operations                                      3.99
                                                                         -------------
Net asset value, end of period                                           $     103.62
                                                                         =============

Total return                                                                    4.00%

Ratios to average net assets(2)
  Expenses(1)                                                                   0.08%
  Net investment income(1)                                                      6.85%
  Portfolio turnover rate(3)                                                    0.00%

Shares outstanding, end of period                                          12,443,828


(1) ANNUALIZED
(2) AVERAGE NET ASSETS IS CALCULATED AS THE AVERAGE OF THE AMOUNT OF THE NET ASSET BALANCES AT JUNE 30, 2001 AND DECEMBER 31, 2000.
(3) THE PORTFOLIO TURNOVER IS ZERO BECAUSE THERE WERE NO SALES OF SECURITIES DURING THE PERIOD ENDED JUNE 30, 2001.

Schedule of Investments

                                                                                                                     FAIR
                        TYPE OF SECURITIES                    PAR/CURRENT FACE             COST                     VALUE
------------------------------------------------------------------------------------------------------------------------------
Mortgage Loan                                                      N/A                    91,207,264                90,633,988

Construction and real estate Commercial Loan                       N/A                   447,341,628               452,299,493

International Loan                                                 N/A                   111,464,625               111,758,983

Corporate Commercial Loan                                          N/A                    89,105,719                89,946,586

FHLB callable notes                                                10,000,000             10,000,000                10,081,300

Municipal Bonds                                                    65,105,000             65,052,472                66,662,465

Corporate Bonds                                                   107,600,000            109,075,363               111,203,270

FNMA Mortgage-backed securities                                    40,726,704             40,761,755                41,077,469

FHLMC Mortgage-backed securities                                   29,238,814             29,338,154                29,493,114

GNMA Mortgage-backed securities                                     9,464,213              9,300,043                 9,642,317

Collateralized Mortgage Obligation                                 11,353,422             11,440,806                11,577,504

Collateralized Mortgage Obligation Whole loan                      32,611,485             32,560,314                32,942,806

                                                     -------------------------------------------------------------------------
Total investments (82.00%)                                        306,099,638          1,046,648,143             1,057,319,295


Total investments (82.00%) (Cost $1,046,648,143)                                                          $      1,057,319,295
Other assets and liabilities, net (18.00%)                                                                         232,154,258
                                                                                                          --------------------
Net assets (100.00%)                                                                                             1,289,473,553
                                                                                                          ====================


------------------------------------------------------------------------------------------------------------------------------

Tax cost of Securities                                                                                    $   1,046,648,143.00
                                                                                                          =====================

Gross appreciation on securities                                                                                    15,184,493
Gross depreciation on securities                                                                                     4,513,341
                                                                                                          ---------------------

Net appreciation on securities                                                                            $         10,671,152
                                                                                                          =====================